Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Tax Provision [Line Items]
Valuation allowance increased		$ 2,500
Foreign net operating loss carryovers		3,900
Net operating loss carryover subject to expire		42
Effective tax rate, percentage	0.00%
Valuation Allowance [Member]
Income Tax Provision [Line Items]
Effective tax rate, percentage	0.00%
Ireland [Member]
Income Tax Provision [Line Items]
Foreign net operating loss carryovers		2,400
Luxembourg [Member]
Income Tax Provision [Line Items]
Foreign net operating loss carryovers		$ 51